DOCUMENT AND ENTITY INFORMATION	Jul. 26, 2019
Cover page.
Document type	8-K
Document period end date	Jul. 26, 2019
Entity registrant name	HONEYWELL INTERNATIONAL INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8974
Entity Tax Identification Number	22-2640650
Entity Address, Address Line One	115 TABOR ROAD
Entity Address, City or Town	MORRIS PLAINS
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07950-2546
City Area Code	973
Local Phone Number	455-2000
Entity Listings [Line Items]
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment flag	false
Entity central index key	0000773840
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1 per share*
Trading Symbol	HON
NEW YORK STOCK EXCHANGE, INC.	NYSE
0.650% Senior Notes due 2020 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.650% Senior Notes due 2020
Trading Symbol	HON 20
NEW YORK STOCK EXCHANGE, INC.	NYSE
1.300% Senior Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.300% Senior Notes due 2023
Trading Symbol	HON 23A
NEW YORK STOCK EXCHANGE, INC.	NYSE
2.250% Senior Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2028
Trading Symbol	HON 28A
NEW YORK STOCK EXCHANGE, INC.	NYSE